Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 4.9%
Entertainment — 1.0%
Caesars Entertainment, Inc.*	11,176	$1,254,841
Lodging — 1.3%
Boyd Gaming Corp.*	26,862	1,699,290
Real Estate — 2.6%
Jones Lang LaSalle, Inc.*	13,528	3,356,162
TOTAL COMMON STOCKS (Cost $3,067,965)		6,310,293

REAL ESTATE INVESTMENT TRUSTS — 94.0%
Apartments — 14.0%
Apartment Income REIT Corp.	69,578	3,396,102
Equity Residential	15,232	1,232,574
Essex Property Trust, Inc.	14,731	4,710,090
Invitation Homes, Inc.	82,818	3,174,414
UDR, Inc.	101,634	5,384,569
		17,897,749
Building & Real Estate — 1.3%
Realty Income Corp.	12,702	823,852
Spirit Realty Capital, Inc.	17,596	810,120
		1,633,972
Diversified — 34.3%
American Tower Corp.	36,136	9,590,856
Crown Castle International Corp.	21,374	3,704,542
CyrusOne, Inc.	48,289	3,738,051
Digital Realty Trust, Inc.	29,706	4,291,032
Duke Realty Corp.	140,099	6,706,539
Equinix, Inc.	5,680	4,487,938
SBA Communications Corp.	14,062	4,648,475
VICI Properties, Inc.	69,707	1,980,376
Weyerhaeuser Co.	135,144	4,807,072
		43,954,881
Healthcare — 12.5%
Healthcare Trust of America, Inc., Class A	64,735	1,920,040
Healthpeak Properties, Inc.	195,090	6,531,613
Ventas, Inc.	37,061	2,046,138
Welltower, Inc.	67,694	5,577,986
		16,075,777
Hotels & Resorts — 3.2%
Host Hotels & Resorts, Inc.*	209,728	3,424,858
Park Hotels & Resorts, Inc.*	35,393	677,422
		4,102,280
Industrial — 4.3%
Americold Realty Trust	82,642	2,400,750
Prologis, Inc.	24,430	3,064,255
		5,465,005
Manufactured Homes — 1.6%
Sun Communities, Inc.	11,447	2,118,840
	Number of Shares	Value†

Office Property — 4.7%
Highwoods Properties, Inc.	43,475	$1,906,813
VEREIT, Inc.	89,685	4,056,453
		5,963,266
Regional Malls — 6.0%
Simon Property Group, Inc.	59,522	7,736,074
Storage & Warehousing — 9.1%
Extra Space Storage, Inc.	13,983	2,349,004
Public Storage	31,201	9,269,817
		11,618,821
Strip Centers — 3.0%
Federal Realty Investment Trust	11,915	1,405,851
Kimco Realty Corp.	72,979	1,514,314
SITE Centers Corp.	61,849	954,949
		3,875,114
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $98,238,255)		120,441,779

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $1,484,734)	1,484,734	1,484,734
TOTAL INVESTMENTS — 100.1% (Cost $102,790,954)		$128,236,806
Other Assets & Liabilities — (0.1)%		(106,874)
TOTAL NET ASSETS — 100.0%		$128,129,932

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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